Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2016	2015	2016	2015
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$516	$866	$36,747	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	284	23	15,574	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(457)	(432)	25,133	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	-	(131)	-	13,682
		$343	$326	$77,454	$106,004